DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this report on the Dreyfus
Massachusetts Intermediate Municipal Bond Fund. For its semi-annual reporting period ended September 30, 1996, your portfolio achieved a total return of 2.08%, which includes share price changes and interest income.* Income dividends exempt from Federal and Commonwealth of Massachusetts personal income taxes of approximately $.290 per share were paid to shareholders.**
This is equivalent to an annualized tax-free distribution rate per share of 4.36%.***
THE ECONOMY
    Low inflation in the face of ongoing strong growth in new jobs and low unemployment remained the big economic story over the reporting period. On September 24, the Federal Reserve Board's Open Market Committee ("the Fed") again decided against raising interest rates. Despite what appeared to be a sharp split within the Fed, the Central Bank kept the Fed Funds rate at 5.25%.
    The potential resurgence in inflation has been a primary concern of the Fed as the economic expansion continues. Yet inflation has remained subdued. The Consumer Price Index has risen just 2.9% over the past twelve months. Furthermore, indications of inflation at crude, intermediate and finished goods levels, as measured by the Producer Price Index, remained well-behaved. There appear to be few signs of inflation in the production pipeline.
    The past inverse relationship between unemployment and inflation has so far not prevailed during this economic expansion. Most recently, the unemployment rate fell to 5.1%, its lowest level in seven years. Job growth has continued to be robust. Yet despite signs of a tightening labor market, wage gains, considered by many economists to be a harbinger of future inflation, remained modest, as have virtually all measures of inflation.
    Buoyed by such good news, consumers remained confident. The Conference Board's Consumer Confidence Index has risen since the beginning of the year and was near a six-year high by the end of the reporting period. Yet, there were some signs that consumer spending was moderating from its strong pace in the first half of the year. Retail sales remained subdued all summer.
Consumer borrowing rose over the reporting period, continuing the three-year trend of steady increases in credit.
    Industrial production has risen consistently since February and businesses showed some signs of inventory accumulation by late summer. Corporate pricing power still seems to be in check. In a survey of member corporations released in mid-September, the National Federation of Independent Business reported that only 20% of its respondents planned to increase prices in coming months.
    Despite all these favorable developments, we are alert for signs of potential economic excess that could result in a resurgence in inflation.
THE MARKET
    The municipal bond market, like its taxable counterparts, has been buffeted by an unusual amount of price volatility during the past year. The market continues to be preoccupied with the periodic releases of key economic data, and this has resulted in large and dramatic swings in bond prices and yields. At this juncture, it appears that for now the Fed will maintain a hands-off policy toward interest rates. However, there continues to be no clear consensus regarding the future direction of the economy or its strength, or of inflation, as evidenced by a fairly equal division of opinion among economists. The prevailing uncertain state of affairs has taken its toll on the psyche (not to mention the profits) of many market traders as a sharp decline in prices one day is quickly followed the next by a reverse move.
    In view of the municipal bond market's price activity over the past year, we reiterate our belief that investors should maintain a long-term perspective and not be unduly influenced by short-term price swings. The sharp market sell-off last winter, followed by a strong rally during the summer, followed recently by yet another climb and then a subsequent fall in yields, underscores this point.
THE PORTFOLIO
    Over the past six months, the portfolio has been primarily weighted in the 6-10 year sector of the curve, with a small percentage of discount paper in the 15 year range. It is our belief that the major move to higher rates is behind us.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and The Dreyfus Corporation.
                              Very truly yours,

                          [Richard J. Moynihan signature logo]

                              Richard J. Moynihan
                              Director, Municipal Portfolio Management
                              The Dreyfus Corporation
October 15, 1996
New York, N.Y.

*      Total return includes reinvestment of dividends and any capital gains paid.
**    Some income may be subject to the Federal Alternative Minimum Tax (AMT)
for certain shareholders.
*** Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period.


DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS                                                                      SEPTEMBER 30, 1996 (UNAUDITED)
                                                                                                       PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS-93.0%                                                                   AMOUNT        VALUE
                                                                                                        _______       ______
MASSACHUSETTS-91.1%
Arlington 5%, 8/15/2001.....................................................                   $     200,000       $ 203,492
Attleboro:
    5.50%, 1/15/2001........................................................                         400,000         410,556
    5.70%, 1/15/2002........................................................                         400,000         413,220
    5.90%, 1/15/2004........................................................                         325,000         338,790
    6%, 1/15/2005...........................................................                         345,000         360,766
Belchertown, Refunding:
    4.80%, 10/15/2001 (Insured; MBIA).......................................                         240,000         242,940
    5%, 10/15/2002 (Insured; MBIA)..........................................                         400,000         407,820
Boston:
    6.10%, 7/1/1999 (Insured; MBIA).........................................                         250,000         261,315
    6.20%, 7/1/2002.........................................................                         865,000         926,744
    Refunding 5.20%, 2/1/2004 (Insured; AMBAC)..............................                         500,000         508,655
    Revenue, Refunding (Boston City Hospital):
      5.45%, 2/15/2004 (Insured; FHA).......................................                         500,000         503,710
      5.45%, 8/15/2004 (Insured; FHA).......................................                         210,000         211,558
      5.55%, 2/15/2005 (Insured; FHA).......................................                         295,000         297,183
Brockton, Refunding:
    5.60%, 6/1/2001 (Insured; AMBAC)........................................                         255,000         265,424
    5.70%, 6/1/2002 (Insured; AMBAC)........................................                         260,000         272,462
Brookline 5.20%, 9/1/2003...................................................                         500,000         511,785
Dartmouth 4.90%, 5/1/2002...................................................                         200,000         202,870
Greater New Bedford Regional Refuse Management District:
    4.75%, 5/1/1997.........................................................                         815,000         816,997
    5.10%, 5/1/2000.........................................................                         240,000         237,900
Haverhill 6.30%, 6/15/2002..................................................                         100,000         104,510
Holyoke, Refunding:
    6.10%, 11/1/1998........................................................                         190,000         196,325
    6.20%, 11/1/1999........................................................                         100,000         104,333
Lawrence 4.625%, 2/15/2005..................................................                       1,190,000       1,146,684
Lowell 5.60%, 4/1/2005......................................................                       1,530,000       1,579,052
Ludlow 6.90%, 10/15/2003....................................................                         100,000         112,591
Lynn, Refunding:
    4.90%, 1/15/2005 (Insured; FSA).........................................                       1,210,000       1,193,145
    5%, 1/15/2006...........................................................                       1,185,000       1,169,761
Massachusetts Bay Transportation Authority, Refunding
    6%, 3/1/2005............................................................                       1,000,000       1,064,100

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                          SEPTEMBER 30, 1996 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                           AMOUNT          VALUE
                                                                                                     _______          ______
MASSACHUSETTS (CONTINUED)
Massachusetts Commonwealth:
    Consolidated Loan:
      5.25%, 6/1/1998.......................................................                   $     100,000    $    101,807
      5.75%, 5/1/2003.......................................................                         500,000         524,655
      6.20%, 6/1/2003.......................................................                          85,000          91,247
      5.30%, 7/1/2006.......................................................                       1,750,000       1,767,780
      4.875%, 10/1/2013.....................................................                       2,500,000       2,281,125
    Refunding 6%, 8/1/2010 (Insured; AMBAC).................................                       1,500,000       1,587,555
Massachusetts Convention Center Authority, Refunding
    (Hynes Convention Center) 5.90%, 9/1/1998...............................                         250,000         257,703
Massachusetts Education Loan Authority, Education Loan Revenue:
    7.40%, 6/1/1998 (LOC; Rabobank Nederland) (a)...........................                         190,000         191,896
    7.55%, 1/1/2002 (Insured; MBIA).........................................                         790,000         856,992
    8%, 6/1/2002 (LOC; Rabobank Nederland) (a)..............................                          85,000          87,326
Massachusetts Health and Educational Facilities Authority, Revenue:
    (Bentley College) 5.50%, 7/1/2003 (Insured; MBIA).......................                         500,000         517,755
    (Beth Israel Hospital) 5.10%, 7/1/2000 (Insured; AMBAC).................                         300,000         305,976
    (Brigham and Womens Hospital) 4.90%, 7/1/2005...........................                       1,840,000       1,803,200
    (Cape Cod Health System) 5%, 11/15/2002
      (Insured; College Construction Loan Insurance Association)............                       1,000,000       1,011,770
    (Central New England Health System) 5.75%, 8/1/2003.....................                       1,000,000         929,300
    (New England Medical Center Hospitals):
      5.60%, 7/1/1999 (Insured; FGIC).......................................                         100,000         103,006
      4.90%, 7/1/2006 (Insured; MBIA).......................................                       1,365,000       1,334,997
    (Refunding - Baystate Medical Center) 4.90%, 7/1/2005 (Insured; FGIC)...                       1,000,000         985,460
    (Refunding - Massachusetts General Hospital):
      4.85%, 7/1/2004 (Insured; AMBAC)......................................                       1,000,000         985,210
      6%, 7/1/2004 (Insured; AMBAC).........................................                       1,875,000       2,004,675
    (Refunding - Melrose-Wakefield Hospital):
      5.50%, 7/1/1999.......................................................                         200,000         203,348
      5.80%, 7/1/2001.......................................................                         100,000         102,870
    (Smith College) 5.75%, 7/1/2016.........................................                       1,000,000       1,001,010
    (University of Massachusetts Medical School Research Project)
      5.30%, 7/1/2002 (Insured; College Construction Loan Insurance Association)                     400,000         409,312
Massachusetts Housing Finance Agency:
    (Holy Cross College-11) 6%, 11/1/2002...................................                         100,000         106,671
    Housing Projects, Refunding:
      5.20%, 4/1/2000.......................................................                         800,000         818,640
      6.30%, 10/1/2013......................................................                       2,000,000       2,038,180
    SFHR 6.90%, 12/1/2001...................................................                          95,000          97,047

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                         SEPTEMBER 30, 1996 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                           AMOUNT          VALUE
                                                                                                     _______          ______
MASSACHUSETTS (CONTINUED)
Massachusetts Industrial Finance Agency, Revenue:
    (Museum of Fine Arts-Boston) 6.20%, 1/1/2000 (Insured; MBIA)............                   $     100,000    $    102,600
    (Refunding - Combined Jewish Philanthropies) 5.65%, 2/1/2003 (Insured; AMBAC)                    795,000         830,385
    (Refunding - Refusetech, Inc. Project) 6.15%, 7/1/2002..................                       1,800,000       1,850,148
Massachusetts Municipal Wholesale Electric Co., Power Supply Systems Revenue:
    5.875%, 7/1/2003........................................................                         500,000         521,570
    5%, 7/1/2017 (Insured; AMBAC)...........................................                       1,450,000       1,336,378
    Refunding:
      6.30%, 7/1/2001.......................................................                         100,000         105,863
      6.40%, 7/1/2002.......................................................                         100,000         106,812
      5%, 7/1/2013 (Insured; MBIA)..........................................                       1,890,000       1,751,142
Massachusetts Water Pollution Abatement Trust, Water Pollution Abatement
Revenue
    (Pool Loan Program) 5.70%, 2/1/2012.....................................                       2,260,000       2,277,176
Milford 5.10%, 12/15/2010...................................................                       1,300,000       1,248,468
New Bedford 5.60%, 3/1/2003.................................................                         600,000         607,056
New England Education Loan Marketing Corp., Student Loan Revenue:
    6%, 3/1/2002............................................................                         500,000         520,810
    6.60%, 9/1/2002.........................................................                         100,000         107,523
    6.90%, 11/1/2009........................................................                       1,000,000       1,090,700
Newton:
    4.40%, 4/15/2002........................................................                         600,000         596,640
    4.50%, 4/15/2003........................................................                         575,000         571,291
North Andover:
    6.50%, 11/1/2004........................................................                         300,000         328,287
    6.55%, 11/1/2005........................................................                         300,000         328,650
North Reading, Refunding 6.40%, 6/15/2002 (Insured; MBIA)...................                         200,000         217,198
Pioneer Valley Transit Authority, COP 5.70%, 2/1/2003 (Insured; CGIC).......                       1,240,000       1,295,093
Plymouth County, COP 6.50%, 10/1/2001.......................................                         200,000         213,590
Springfield:
    4.90%, 1/15/2002 (Insured; MBIA)........................................                         850,000         856,834
    Refunding:
      6%, 9/1/2001..........................................................                         500,000         518,020
      4.90%, 9/1/2002 (Insured; MBIA).......................................                         515,000         519,589
Swansea 6.60%, 1/15/2005....................................................                         100,000         108,573
Taunton 5.25%, 7/15/2002 (Insured; AMBAC)...................................                         100,000         103,137
Webster 6.50%, 9/1/2005 (Insured; AMBAC)....................................                         310,000         340,107
Westfield:
    4.20%, 9/1/2000 (Insured; FSA)..........................................                         500,000         493,045
    Refunding 4.50%, 12/15/2003 (Insured; MBIA).............................                         960,000         937,133

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                           SEPTEMBER 30, 1996 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                           AMOUNT          VALUE
                                                                                                     _______          ______
MASSACHUSETTS (CONTINUED)
Westford, Refunding 5%, 10/15/2004 (Insured; AMBAC).........................                   $     795,000    $    804,166
Weymouth 6%, 6/15/2001......................................................                         100,000         104,567
Woods Hole, Marthas Vineyard & Nantucket 6.10%, 3/1/2005....................                         690,000         730,834
Worcester:
    5.80%, 8/1/1998.........................................................                         200,000         204,980
    5.80%, 8/1/1999.........................................................                         250,000         257,378
    6%, 8/1/2003............................................................                         545,000         569,449
U. S. RELATED-1.9%
Guam Airport Authority, Revenue 6%, 10/1/2000...............................                       1,100,000       1,130,635
Puerto Rico Commonwealth Highway and Transportation Authority,
    Highway Revenue, Refunding 5.875%, 7/1/1999.............................                         100,000         103,227
                                                                                                                      ______
TOTAL LONG-TERM MUNICIPAL INVESTMENTS (cost $59,647,122)....................                                     $60,360,255
                                                                                                                      ======
SHORT-TERM MUNICIPAL INVESTMENTS -7.0%
MASSACHUSETTS-6.5%
Massachusetts Health and Educational Facilities Authority, Revenue, VRDN:
    (Capital Assets Program) 3.75% (Insured; MBIA) (b)......................                    $  1,100,000    $  1,100,000
    (Saint Elizabeth's Hospital) 3.48% (Insured; FSA) (b)...................                       1,150,000       1,150,000
Massachusetts Industrial Finance Agency, Revenue, VRDN (Showa Womens
Institute)
    3.95% (LOC: Bank of America and Fuji Bank Limited) (a,b)................                       2,000,000       2,000,000
U.S. RELATED-.5%
Puerto Rico Electric Power Authority, Power Revenue 3.29% (Insured; FSA) (c)                         300,000         300,000
                                                                                                                      ______
TOTAL SHORT-TERM MUNICIPAL INVESTMENTS (cost $4,550,000)....................                                    $  4,550,000
                                                                                                                      ======
TOTAL INVESTMENTS-100.0% (cost $64,197,122).................................                                     $64,910,255
                                                                                                                      ======


DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

SUMMARY OF ABBREVIATIONS
AMBAC         American Municipal Bond Assurance Corporation      LOC     Letter of Credit
CGIC          Capital Guaranty Insurance Corporation             MBIA    Municipal Bond Investors Assurance
COP           Certificate of Participation                                    Insurance Corporation
FGIC          Financial Guaranty Insurance Company               SFHR    Single Family Housing Revenue
FHA           Federal Housing Administration                     VRDN    Variable Rate Demand Notes
FSA           Financial Security Assurance


SUMMARY OF COMBINED RATINGS (UNAUDITED)
FITCH (D)              OR          MOODY'S             OR         STANDARD & POOR'S            PERCENTAGE OF VALUE
-----                              -----                          ---------------               ---------------
AAA                                Aaa                            AAA                               51.9%
AA                                 Aa                             AA                                 3.6
A                                  A                              A                                 27.5
BBB                                Baa                            BBB                               10.8
BB                                 Ba                             BB                                 1.4
F1+ & F1                           MIG1, VMG1 & P1                SP1 & A1                           4.8
                                                                                                   ____
                                                                                                   100.0%
                                                                                                   ====

NOTES TO STATEMENT OF INVESTMENTS:
    (a)  Secured by letters of credit.
    (b) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
    (c) Inverse floater security - the interest rate is subject to change periodically.
    (d) Fitch currently provides creditworthiness information for a limited number of investments.



See independent accountants' review report and notes to financial statements.



DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES                                                           SEPTEMBER 30, 1996 (UNAUDITED)
ASSETS:
    Investments in securities, at value
      (cost $64,197,122)-see statement......................................                                     $64,910,255
    Interest receivable.....................................................                                         944,334
    Receivable for shares of Beneficial Interest subscribed.................                                           2,500
    Prepaid expenses........................................................                                           6,083
                                                                                                                      ______
                                                                                                                  65,863,172
LIABILITIES:
    Due to The Dreyfus Corporation and affiliates...........................                         $  31,472
    Due to Custodian........................................................                           506,936
    Accrued expenses and other liabilities..................................                            40,519       578,927
                                                                                                         ____         ______
NET ASSETS  ................................................................                       $65,284,245
                                                                                                                      ======
REPRESENTED BY:
    Paid-in capital.........................................................                                     $67,526,206
    Accumulated net realized (loss) on investments..........................                                      (2,955,094)
    Accumulated net unrealized appreciation on investments-Note 3...........                                         713,133
                                                                                                                      ______
NET ASSETS at value applicable to 4,975,945 shares outstanding (unlimited
    number of $.001 par value shares of Beneficial Interest authorized).....                                     $65,284,245
                                                                                                                      ======
NET ASSET VALUE, offering and redemption price per share
    ($65,284,245 / 4,975,945 shares)........................................                                          $13.12
                                                                                                                      ======











See independent accountants' review report and notes to financial statements.

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS                                                         SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                         $1,721,864
    EXPENSES:
      Management fee-Note 2(a)..............................................                      $ 199,445
      Shareholder servicing costs-Note 2(b).................................                         58,602
      Professional fees.....................................................                         13,580
      Trustees' fees and expenses-Note 2(c).................................                         10,155
      Custodian fees........................................................                          3,657
      Registration fees.....................................................                          2,293
      Prospectus and shareholders' reports..................................                          1,000
      Miscellaneous.........................................................                         13,267
                                                                                                      ____
          TOTAL EXPENSES....................................................                        301,999
      Less-reduction in management fee due to undertaking-Note 2(a).........                         36,072
                                                                                                      ____
          NET EXPENSES......................................................                                            265,927
                                                                                                                          _____
          INVESTMENT INCOME-NET.............................................                                          1,455,937
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS-Note 3:
    Net realized (loss) on investments......................................                     $  (17,944)
    Net unrealized (depreciation) on investments............................                       (113,667)
                                                                                                      ____
          NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS.................                                           (131,611)
                                                                                                                          _____
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                         $1,324,326
                                                                                                                          =====






See independent accountants' review report and notes to financial statements.

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                       YEAR ENDED             SIX MONTHS ENDED
                                                                                       MARCH 31,              SEPTEMBER 30, 1996
                                                                                         1996                   (UNAUDITED)
                                                                                       _______                  __________
OPERATIONS:
    Investment income-net...............................................         $   3,135,420                $   1,455,937
    Net realized (loss) on investments..................................              (316,507)                     (17,944)
    Net unrealized appreciation (depreciation) on investments for the period         2,125,130                     (113,667)
                                                                                        ______                       ______
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............            4,944,043                     1,324,326
                                                                                        ______                       ______
DIVIDENDS TO SHAREHOLDERS FROM;
    Investment income-net...............................................            (3,119,181)                  (1,472,176)
                                                                                        ______                       ______
BENEFICIAL INTEREST TRANSACTIONS:
    Net proceeds from shares sold.......................................            12,306,338                    3,960,290
    Dividends reinvested................................................             2,284,138                    1,075,520
    Cost of shares redeemed.............................................           (16,789,097)                  (7,732,578)
                                                                                        ______                       ______
      (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS....            (2,198,621)                  (2,696,768)
                                                                                        ______                       ______
          TOTAL (DECREASE) IN NET ASSETS................................              (373,759)                  (2,844,618)
NET ASSETS:
    Beginning of period.................................................            68,502,622                   68,128,863
                                                                                        ______                       ______
    End of period (including undistributed investment income-net;
      $16,239 on March 31, 1996)........................................           $68,128,863                  $65,284,245
                                                                                        ======                       ======

                                                                                         SHARES                   SHARES
                                                                                        ______                       ______
CAPITAL SHARE TRANSACTIONS:
    Shares sold.........................................................               933,252                      303,503
    Shares issued for dividends reinvested..............................               172,921                       82,318
    Shares redeemed.....................................................            (1,271,693)                    (592,493)
                                                                                        ______                       ______
      NET (DECREASE) IN SHARES OUTSTANDING..............................              (165,520)                    (206,672)
                                                                                        ======                       ======


See independent accountants' review report and notes to financial statements.



DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.





                                                                                                          SIX MONTHS ENDED
                                                                         YEAR ENDED MARCH 31,           SEPTEMBER 30, 1996
                                                            ----------------------------------------
PER SHARE DATA:                                             1993(1)       1994       1995       1996         (UNAUDITED)
                                                               ----       ----       ----       ----           ______
    Net asset value, beginning of period.........            $12.50     $13.15     $12.91     $12.81           $13.15
                                                                ___        ___        ___        ___              ___
    INVESTMENT OPERATIONS:
    Investment income-net........................               .57        .67        .61        .59              .29
    Net realized and unrealized gain (loss) on
      investments................................               .65       (.24)      (.08)       .34             (.03)
                                                                ___        ___        ___        ___              ___
      TOTAL FROM INVESTMENT OPERATIONS...........              1.22        .43        .53        .93              .26
                                                                ___        ___        ___        ___              ___
    DISTRIBUTIONS:
    Dividends from investment income-net.........              (.57)      (.67)      (.61)      (.59)            (.29)
    Dividends from net realized gain on investments              --         --       (.02)        --               --
                                                                ___        ___        ___        ___              ___
      TOTAL DISTRIBUTIONS........................              (.57)      (.67)      (.63)      (.59)            (.29)
                                                                ___        ___        ___        ___              ___
    Net asset value, end of period...............            $13.15     $12.91     $12.81     $13.15           $13.12
                                                                ===        ===        ===        ===              ===
TOTAL INVESTMENT RETURN..........................             12.05%(2)   3.18%      4.23%      7.22%            4.15%(2)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets......                --        .06%       .49%       .75%             .80%(2)
    Ratio of net investment income to average
      net assets.................................              5.17%(2)   4.90%      4.82%      4.45%            4.38%(2)
    Decrease reflected in above expense ratios due to
      undertakings by the Manager................              1.59%(2)    .92%       .42%       .14%             .11%(2)
    Portfolio Turnover Rate......................              9.66%(3)   4.64%      9.41%     31.81%            2.89%(3)
    Net Assets, end of period (000's Omitted)....           $34,951    $91,248    $68,503    $68,129          $65,284
    (1)  From May 28, 1992 (commencement of operations) to March 31, 1993.
    (2)  Annualized.
    (3)  Not annualized.

See independent accountants' review report and notes to financial statements.

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus Massachusetts Intermediate Municipal Bond Fund (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal and Massachusetts income taxes as is consistent with the preservation of capital. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. acts as the distributor of the Fund's shares, which are sold to the public without a sales charge.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (A) PORTFOLIO VALUATION: The Fund's investments (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.
    The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $2,742,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 1996. The carryover does not include net realized securities losses from November 1, 1995 through March 31, 1996 which are treated, for Federal income tax purposes, as arising in fiscal 1997. If not applied, $432,000 of the carryover expires in fiscal 2003 and $2,310,000 of the carryover expires in fiscal 2004.
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from payments to be made to the Manager, or the Manager will bear the amount of such excess to the extent required by state law. The Manager has undertaken from April 1, 1996 through March 31, 1997 to reduce the management fee paid by or reimburse such excess expenses of the Fund, to the extent that the Fund's aggregate annual expenses (exclusive of certain expenses as described above) exceed an annual rate of .80 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $36,072 during the six months ended September 30, 1996.
    The undertaking may be extended, modified or terminated by the Manager, provided that the resulting expense reimbursement would not be less than the amount required pursuant to the Agreement.
    (B) Pursuant to the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the six months ended September 30, 1996, the Fund was charged an aggregate of $33,340 pursuant to the Shareholder Services Plan.
    The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $18,944 during the six months ended September 30, 1996.
    (C) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOTE 3-SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the six months ended September 30, 1996, amounted to $1,745,625 and $5,545,220, respectively.
    At September 30, 1996, accumulated net unrealized appreciation on investments was $713,133, consisting of $1,290,861 gross unrealized appreciation and $577,728 gross unrealized depreciation.
    At September 30, 1996, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
REVIEW REPORT OF ERNST & YOUNG LLP, INDEPENDENT ACCOUNTANTS
SHAREHOLDERS AND BOARD OF TRUSTEES
DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
    We have reviewed the accompanying statement of assets and liabilities of Dreyfus Massachusetts Intermediate Municipal Bond Fund, including the statement of investments, as of September 30, 1996, and the related statements of operations and changes in net assets and financial highlights for the six month period ended September 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management.
    We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
    Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with generally accepted accounting principles.
    We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets for the year ended March 31, 1996 and financial highlights for each of the four years in the period ended March 31, 1996 and in our report dated May 2, 1996, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                              [Ernst and Young LLP signature logo]

New York, New York
November 5, 1996


[Dreyfus lion "d" logo]
DREYFUS MASSACHUSETTS INTERMEDIATE
MUNICIPAL BOND FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940









Printed in U.S.A.                            268SA969
[Dreyfus logo]
Massachusetts
Intermediate
Municipal
Bond Fund
Semi-Annual Report
September 30, 1996